Right-of-use assets - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Impairment loss	€ 3,740	€ 4,261	€ 9,172	€ 19,725	€ 8,858
Zegna Segment [Member] | Leased Stores [Member] | HONG KONG
Disclosure of quantitative information about right-of-use assets [line items]
Impairment loss	€ 2,764	€ 3,893	€ 6,486	€ 15,716
Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Rental contracts term	1 year		1 year
Extension options term	1 year		1 year
Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Rental contracts term	15 years		15 years
Extension options term	10 years		10 years